Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
    Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2021	2020
Research and development claims receivable	$23,678	$24,711
Prepayments	8,713	10,206
VAT receivable	1,849	3,124
Lease incentive receivable	—	1,237
Lease and lease deposit receivable	68	—
Other asset	240	—
Grant income receivable	384	414
Other receivable	271	199
Deferred cost	1,073	3,008
Total prepaid expenses and other current assets	$36,276	$42,899

The decrease in prepayments in the year ended December 31, 2021 is primarily related to $1.5 million of prepayments that were paid during the year ended December 31, 2020 but expensed in December 31, 2021 for manufacturing and of clinical trial costs.

The decrease in deferred cost in the year ended December 31, 2021 is related to the utilization of $0.5 million in capitalized implementation costs related to hosting arrangements and $1.5 of non-refundable upfront costs related to payments for future manufacturing slots related to the Company's clinical programs.